Cover	Dec. 17, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2024
Entity File Number	001-40743
Entity Registrant Name	Verde Clean Fuels, Inc.
Entity Central Index Key	0001841425
Entity Tax Identification Number	85-1863331
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	711 Louisiana Street
Entity Address, Address Line Two	Suite 2160
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	908
Local Phone Number	281-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	VGAS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	VGASW
Security Exchange Name	NASDAQ